Schedule of Debt (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Remainder of fiscal year	$ 3,727,000
Year one	105,000	$ 222,356
Year two	580,000	137,159
Year three		79,315
Year four		542,348
Thereafter
Total debt	$ 4,412,000	$ 981,178